STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended				9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Nov. 23, 2011	Sep. 30, 2011	Jun. 30, 2012 Warrant [Member]	May 31, 2012 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable at end of period								$ 0.084
Warrants outstanding, weighted-average remaining life								3.59
Fair value of derivative liability								$ 1,750,000
Conversion price								$ 0.074	$ 0.17
Shares issued as a result of the ratchet provisions								46,679,584
Balance at June 30, 2012 - Derivative warrant liability	4,523,086		4,523,086	4,523,086		1,750,000		4,523,086
Increase in fair value of derivative warrant liability	$ (2,156,007)		$ 2,773,086	$ (2,773,086)				$ 2,773,086